Expense Example	Aug. 01, 2025 USD ($)
Weitz Multisector Bond ETF | Weitz Multisector Bond ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 66
Expense Example, with Redemption, 3 Years	260
Weitz Core Plus Bond ETF | Weitz Core Plus Bond ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	$ 216